Depreciation and amortization - Summary of Depreciation and Amortisation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense [Line Items]
Depreciation, right-of-use assets	¥ 15,388	¥ 15,263	¥ 0
Other amortization	378	328	339
Depreciation and amortization	24,590	24,620	14,308	[1]
Owned assets [member]
Depreciation and amortization expense [Line Items]
Depreciation of property, plant and equipment	¥ 8,824	¥ 9,029	¥ 13,969

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).